ADVANCES TO SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2013
ADVANCES TO SUPPLIERS [Abstract]
Schedule of Advances to Suppliers

	As of December 31,
	2012	2013
	RMB	RMB
Advances to suppliers - current	67,582,991	74,047,190
Advances to suppliers - noncurrent	223,043,440	223,043,440
Total	290,626,431	297,090,630
Provision for advances to suppliers	(227,073,440)	(227,073,440)
Advances to suppliers, net	63,552,991	70,017,190